Significant Components of Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Policy reserves	$ 3,326,409	$ 3,219,849
Expense accruals	40,792	47,412
Other-than-temporarily impaired assets	40,821	20,961
Provision for postretirement benefits	49,437	34,072
Other	3,267	6,898
Total deferred tax assets	3,460,726	3,329,192
Deferred tax liabilities:
Deferred acquisition costs	(1,533,188)	(1,948,643)
Investment income	(253,987)	(230,228)
Depreciation and amortization	(59,822)	(55,351)
Net unrealized gains on investments and foreign exchange	(1,225,720)	(551,999)
Total deferred tax liabilities	(3,072,717)	(2,786,221)
Net deferred tax asset	$ 388,009	$ 542,971